First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 75.7%
	Aerospace & Defense – 1.0%
$158,000	Booz Allen Hamilton, Inc. (a) (b)	3.88%	09/01/28	$164,174
191,000	Science Applications International Corp. (a) (b)	4.88%	04/01/28	198,252
6,000,000	Spirit AeroSystems, Inc. (a) (b)	7.50%	04/15/25	6,067,500
1,000,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	1,056,955
				7,486,881
	Airlines – 0.8%
6,000,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (a) (b)	6.50%	06/20/27	6,255,000
	Apparel Retail – 0.4%
3,000,000	Nordstrom, Inc. (a) (b)	8.75%	05/15/25	3,312,401
	Application Software – 1.4%
638,000	BY Crown Parent, LLC/BY Bond Finance, Inc. (a) (b)	4.25%	01/31/26	652,690
1,660,000	Expedia Group, Inc. (a) (b)	7.00%	05/01/25	1,806,178
3,786,000	j2 Cloud Services, LLC/j2 Cloud Co-Obligor, Inc. (a) (b)	6.00%	07/15/25	3,947,094
2,298,000	Logan Merger Sub, Inc. (a) (b)	5.50%	09/01/27	2,350,429
2,026,000	Solera, LLC/Solera Finance, Inc. (a) (b)	10.50%	03/01/24	2,127,300
				10,883,691
	Auto Parts & Equipment – 1.1%
2,000,000	American Axle & Manufacturing, Inc. (b)	6.25%	04/01/25	2,066,910
6,315,000	Gates Global, LLC/Gates Corp. (a) (b)	6.25%	01/15/26	6,514,996
				8,581,906
	Automobile Manufacturers – 1.5%
4,021,000	Ford Motor Co. (b)	8.80%	04/21/23	4,451,247
1,000,000	Ford Motor Co. (b)	9.00%	04/22/25	1,171,550
4,043,000	Ford Motor Co. (b)	9.63%	04/22/30	5,305,952
333,000	Penske Automotive Group, Inc. (b)	3.50%	09/01/25	336,029
				11,264,778
	Automotive Retail – 0.9%
83,000	Group 1 Automotive, Inc. (a) (b)	4.00%	08/15/28	82,966
6,836,000	KAR Auction Services, Inc. (a) (b)	5.13%	06/01/25	6,895,815
				6,978,781
	Broadcasting – 11.6%
4,666,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	4,207,402
1,550,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a) (b)	5.38%	08/15/26	1,212,743
7,915,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (a)	6.63%	08/15/27	4,462,081
500,000	Entercom Media Corp. (a) (b)	6.50%	05/01/27	428,030
5,500,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	5,717,250
5,000,000	Gray Television, Inc. (a) (b)	7.00%	05/15/27	5,437,750
5,000,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	5,071,575
1,000,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	956,390
7,563,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	07/15/27	7,990,801
8,296,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,306,370
850,000	Sinclair Television Group, Inc. (a) (b)	5.88%	08/01/24	852,129
9,589,000	Sinclair Television Group, Inc. (a) (b)	5.13%	03/15/26	9,599,165
11,911,000	Sinclair Television Group, Inc. (a) (b)	5.63%	02/15/27	11,613,225
3,000,000	TEGNA, Inc. (a) (b)	4.63%	03/15/28	3,037,500
9,000,000	TEGNA, Inc. (a) (b)	5.00%	09/15/29	9,061,200
10,135,000	Univision Communications, Inc. (a) (b)	6.63%	06/01/27	10,186,486
				88,140,097

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite – 1.6%
$2,850,000	CSC Holdings, LLC (a) (b)	7.50%	04/01/28	$3,203,072
5,000,000	CSC Holdings, LLC (a) (b)	5.75%	01/15/30	5,456,275
3,000,000	CSC Holdings, LLC (a) (b)	4.63%	12/01/30	3,078,555
250,000	CSC Holdings, LLC (a) (b)	3.38%	02/15/31	247,230
				11,985,132
	Casinos & Gaming – 7.6%
9,305,000	Boyd Gaming Corp. (b)	6.38%	04/01/26	9,713,489
6,695,000	Boyd Gaming Corp. (b)	6.00%	08/15/26	7,004,242
7,500,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	7,959,338
6,000,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	6,367,830
4,500,000	Caesars Resort Collection, LLC/CRC Finco, Inc. (a) (b)	5.25%	10/15/25	4,314,083
1,000,000	MGM Resorts International (b)	7.75%	03/15/22	1,063,125
7,500,000	MGM Resorts International (b)	6.75%	05/01/25	8,036,813
6,000,000	Scientific Games International, Inc. (a) (b)	8.63%	07/01/25	6,265,980
2,659,000	Station Casinos, LLC (a) (b)	5.00%	10/01/25	2,632,423
1,023,000	Station Casinos, LLC (a) (b)	4.50%	02/15/28	975,021
4,000,000	Twin River Worldwide Holdings, Inc. (a) (b)	6.75%	06/01/27	3,974,240
				58,306,584
	Communications Equipment – 1.3%
5,030,000	CommScope Technologies, LLC (a) (b)	6.00%	06/15/25	5,163,597
5,000,000	CommScope Technologies, LLC (a) (b)	5.00%	03/15/27	4,975,525
				10,139,122
	Construction & Engineering – 0.5%
3,628,000	Pike Corp. (a) (b)	5.50%	09/01/28	3,628,000
	Construction Materials – 0.7%
5,167,000	Summit Materials, LLC/Summit Materials Finance Corp. (a) (b)	5.25%	01/15/29	5,432,222
	Consumer Finance – 0.6%
214,000	Black Knight InfoServ, LLC (a) (b)	3.63%	09/01/28	217,278
1,000,000	FirstCash, Inc. (a) (b)	5.38%	06/01/24	1,027,900
3,056,000	FirstCash, Inc. (a) (b)	4.63%	09/01/28	3,146,351
				4,391,529
	Data Processing & Outsourced Services – 0.9%
6,594,000	Cardtronics, Inc./Cardtronics USA, Inc. (a) (b)	5.50%	05/01/25	6,683,975
	Electric Utilities – 2.1%
8,000,000	PG&E Corp. (b)	5.00%	07/01/28	7,990,600
8,000,000	PG&E Corp. (b)	5.25%	07/01/30	7,974,000
				15,964,600
	Electrical Components & Equipment – 0.0%
333,000	Sensata Technologies, Inc. (a) (b)	3.75%	02/15/31	335,168
	Food Distributors – 0.7%
5,590,000	US Foods, Inc. (a) (b)	5.88%	06/15/24	5,687,825
	Food Retail – 0.7%
4,372,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	7.50%	03/15/26	4,897,340
628,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC (a) (b)	5.88%	02/15/28	679,301
				5,576,641

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Facilities – 3.5%
$220,000	Encompass Health Corp. (b)	5.13%	03/15/23	$222,452
1,000,000	Encompass Health Corp. (b)	4.75%	02/01/30	1,043,870
5,000,000	Tenet Healthcare Corp. (b)	7.00%	08/01/25	5,163,025
19,000,000	Tenet Healthcare Corp. (a) (b)	6.25%	02/01/27	19,976,505
				26,405,852
	Health Care Services – 1.8%
2,500,000	MEDNAX, Inc. (a) (b)	6.25%	01/15/27	2,653,175
5,000,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	5,402,175
5,580,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	6,069,505
				14,124,855
	Health Care Technology – 1.8%
13,724,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	13,947,015
	Hotels, Resorts & Cruise Lines – 0.0%
289,000	Wyndham Hotels & Resorts, Inc. (a) (b)	4.38%	08/15/28	291,767
	Human Resource & Employment Services – 0.2%
1,395,000	Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. (a) (b)	6.75%	06/01/25	1,423,758
	Independent Power Producers & Energy Traders – 0.8%
5,066,000	Calpine Corp. (a) (b)	5.13%	03/15/28	5,326,469
333,000	Calpine Corp. (a) (b)	4.63%	02/01/29	341,298
83,000	Calpine Corp. (a) (b)	5.00%	02/01/31	86,909
				5,754,676
	Industrial Machinery – 0.7%
5,000,000	Vertical US Newco, Inc. (a) (b)	5.25%	07/15/27	5,218,750
	Insurance Brokers – 3.9%
11,470,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	12,177,584
4,460,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	4,821,528
1,630,000	AssuredPartners, Inc. (a) (b)	7.00%	08/15/25	1,679,903
10,886,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	11,305,165
				29,984,180
	Integrated Telecommunication Services – 1.7%
192,000	Windstream Escrow, LLC/Windstream Escrow Finance Corp. (a) (b)	7.75%	08/15/28	192,720
12,000,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	12,413,040
				12,605,760
	Interactive Media & Services – 0.0%
316,000	ANGI Group, LLC (a) (b)	3.88%	08/15/28	320,892
	Investment Banking & Brokerage – 0.5%
3,000,000	LPL Holdings, Inc. (a) (b)	5.75%	09/15/25	3,129,345
500,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	521,562
				3,650,907
	Leisure Facilities – 0.4%
1,000,000	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (b)	5.38%	06/01/24	1,006,335
2,000,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	1,942,660
				2,948,995

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Managed Health Care – 4.7%
$17,000,000	MPH Acquisition Holdings, LLC (a) (b)	7.13%	06/01/24	$17,281,350
18,000,000	Polaris Intermediate Corp. (a) (b)	8.50%	12/01/22	18,292,500
				35,573,850
	Metal & Glass Containers – 1.2%
500,000	Mauser Packaging Solutions Holding Co. (a) (b)	5.50%	04/15/24	508,230
1,163,000	Owens-Brockway Glass Container, Inc. (a) (b)	5.38%	01/15/25	1,231,204
6,837,000	Owens-Brockway Glass Container, Inc. (a) (b)	6.63%	05/13/27	7,533,520
				9,272,954
	Movies & Entertainment – 4.4%
3,000,000	AMC Entertainment Holdings, Inc. (a) (b)	10.50%	04/15/25	2,647,500
11,158,000	Cinemark USA, Inc. (b)	5.13%	12/15/22	10,488,520
4,000,000	Cinemark USA, Inc. (b)	4.88%	06/01/23	3,689,600
5,501,000	Cinemark USA, Inc. (a) (b)	8.75%	05/01/25	5,923,889
4,000,000	Live Nation Entertainment, Inc. (a) (b)	4.88%	11/01/24	3,939,400
4,380,000	Live Nation Entertainment, Inc. (a) (b)	5.63%	03/15/26	4,329,893
2,620,000	Live Nation Entertainment, Inc. (a) (b)	4.75%	10/15/27	2,478,350
				33,497,152
	Packaged Foods & Meats – 0.3%
2,500,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	2,612,500
	Paper Packaging – 1.3%
8,397,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	8,822,098
1,044,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (a) (b)	7.00%	07/15/24	1,072,052
				9,894,150
	Personal Products – 0.2%
1,389,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,460,367
	Pharmaceuticals – 3.1%
792,000	Bausch Health Americas, Inc. (a) (b)	9.25%	04/01/26	878,170
3,854,000	Bausch Health Americas, Inc. (a) (b)	8.50%	01/31/27	4,244,853
667,000	Emergent BioSolutions, Inc. (a) (b)	0.00%	08/15/28	681,807
1,000,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	1,090,600
10,850,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	11,596,588
4,885,000	West Street Merger Sub, Inc. (a) (b)	6.38%	09/01/25	5,019,338
				23,511,356
	Publishing – 1.4%
10,000,000	Meredith Corp. (a) (b)	6.50%	07/01/25	10,356,250
	Research & Consulting Services – 0.5%
4,000,000	Nielsen Finance, LLC/Nielsen Finance Co. (a) (b)	5.00%	04/15/22	4,007,800
	Restaurants – 1.5%
4,755,000	IRB Holding Corp. (a) (b)	7.00%	06/15/25	5,084,403
6,071,000	IRB Holding Corp. (a) (b)	6.75%	02/15/26	6,184,224
				11,268,627
	Security & Alarm Services – 0.3%
2,000,000	Brink’s (The) Co. (a) (b)	4.63%	10/15/27	2,081,900
	Specialized Consumer Services – 1.6%
2,794,000	Aramark Services, Inc. (a) (b)	6.38%	05/01/25	2,930,208
4,471,000	Aramark Services, Inc. (b)	4.75%	06/01/26	4,458,012

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Specialized Consumer Services (Continued)
$4,706,000	Aramark Services, Inc. (a) (b)	5.00%	02/01/28	$4,690,211
				12,078,431
	Specialty Chemicals – 0.2%
1,274,000	Avantor Funding, Inc. (a) (b)	4.63%	07/15/28	1,349,102
	Systems Software – 0.8%
3,500,000	Banff Merger Sub, Inc. (a) (b)	9.75%	09/01/26	3,733,450
2,000,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	2,144,700
				5,878,150
	Technology Hardware, Storage & Peripherals – 0.7%
500,000	Dell International, LLC/EMC Corp. (a) (b)	7.13%	06/15/24	519,250
4,833,000	Xerox Holdings Corp. (a) (b)	5.00%	08/15/25	4,890,392
				5,409,642
	Wireless Telecommunication Services – 2.8%
11,000,000	Frontier Communications Corp. (a) (b) (c)	8.50%	04/01/26	11,148,500
10,060,000	Frontier Communications Corp. (a) (b) (c)	8.00%	04/01/27	10,126,195
				21,274,695
	Total Corporate Bonds and Notes			577,238,666
	(Cost $561,875,100)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 42.8%
	Application Software – 9.9%
3,500,000	Epicor Software Corp., Second Lien Term Loan, 1 Mo. LIBOR + 7.75%, 1.00% Floor (b)	8.75%	07/30/28	3,599,155
7,613,508	Epicor Software Corp., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	07/30/27	7,612,594
2,205,289	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.00%, 0.75% Floor (b)	7.75%	07/07/25	2,202,532
9,863,983	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	4.00%	07/01/24	9,726,578
10,000,000	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	09/13/24	9,881,300
7,500,000	Internet Brands, Inc. (WebMD/MH Sub I, LLC), 2nd Lien Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (b)	8.57%	09/15/25	7,406,250
3,307,923	Internet Brands, Inc. (WebMD/MH Sub I, LLC), Initial Term Loan, 3 Mo. LIBOR + 3.50%, 0.00% Floor (b)	4.57%	09/13/24	3,218,808
4,480,630	LogMeIn, Inc. (Logan), Term Loan B, Prime Rate + 3.75%, 0.00% Floor (b)	7.00%	08/31/27	4,366,732
6,000,000	McAfee, LLC, 2nd Lien Term Loan, 1 Mo. LIBOR + 8.50%, 1.00% Floor (b)	9.50%	09/29/25	6,041,280
15,000,000	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor (b)	5.25%	06/05/25	14,943,750
1,112,986	Milano Acquisition Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.16%	08/17/27	1,103,248
5,170,575	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	04/26/24	5,131,796
				75,234,023

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting – 1.7%
$13,602,941	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor (b)	4.75%	05/01/26	$13,115,548
	Casinos & Gaming – 2.6%
4,333,333	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.70%	07/21/25	4,195,230
2,166,667	Caesars Resort Collection, LLC, Term B-1 Loans, 3 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.77%	07/21/25	2,097,615
3,500,000	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.91%	12/23/24	3,283,455
3,000,000	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor (b)	3.00%	04/18/24	2,839,830
3,000,000	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor (b)	3.25%	10/04/23	2,676,390
980,239	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.91%	08/14/24	914,602
12,788	Scientific Games International, Inc., Term Loan B5, 3 Mo. LIBOR + 2.75%, 0.00% Floor (b)	3.06%	08/14/24	11,932
4,006,973	Scientific Games International, Inc., Term Loan B5, 6 Mo. LIBOR + 2.75%, 0.00% Floor (b)	3.61%	08/14/24	3,738,666
				19,757,720
	Electric Utilities – 0.6%
5,000,000	PG&E Corp., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor (b)	5.50%	06/23/25	4,915,650
	Environmental & Facilities Services – 0.6%
5,000,000	Packers Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	12/04/24	4,889,600
	Health Care Services – 10.2%
3,500,000	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	04/28/22	3,463,740
25,000,000	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 2 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.82%	02/11/26	24,765,750
2,000,000	CHG Healthcare Services, Inc., Term Loan, 2 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.07%	06/07/23	1,967,500
2,997,468	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor (b)	3.91%	10/10/25	2,163,273
11,856,250	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	09/03/24	11,959,992
1,181,948	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	09/02/24	1,114,199
6,000,000	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/06/24	4,982,520
14,485,113	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor (b)	5.19%	06/26/26	14,116,901
12,998,358	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor (b)	4.66%	08/27/25	12,890,081
				77,423,956
	Health Care Technology – 0.3%
1,895,452	Zelis Payments Buyer, Inc., Initial Term Loan, 1 Mo. LIBOR + 4.75%, 0.00% Floor (b)	4.91%	09/30/26	1,893,481

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers – 2.3%
$3,000,000	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor (b)	2.91%	05/09/25	$2,898,330
2,988,571	BroadStreet Partners, Inc., Incremental Term Loan B-1, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	01/27/27	2,943,743
8,893,999	HUB International Limited, 2019 Incremental Term Loan B2, 3 Mo. LIBOR + 4.00%, 1.00% Floor (b)	5.00%	04/25/25	8,884,126
2,667,036	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor (b)	3.41%	09/01/27	2,655,381
				17,381,580
	Integrated Telecommunication Services – 0.3%
2,500,000	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor (b)	4.16%	08/14/26	2,462,500
	Interactive Home Entertainment – 1.0%
7,602,672	Playtika Holding Corp., Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor (b)	7.07%	12/10/24	7,657,944
	Leisure Facilities – 0.2%
2,000,000	ClubCorp Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor (b)	3.06%	09/18/24	1,733,580
	Managed Health Care – 0.4%
3,000,000	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor (b)	4.00%	12/02/24	2,929,680
	Movies & Entertainment – 1.5%
6,000,000	Cineworld Group PLC (Crown), Incremental Term Loan B, 2 Mo. LIBOR + 2.50%, 0.00% Floor (b)	3.57%	09/30/26	4,605,000
2,000,000	Cineworld Group PLC (Crown), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.00% Floor (b)	3.32%	02/28/25	1,562,500
6,000,000	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor (b)	3.66%	02/12/27	5,080,020
				11,247,520
	Packaged Foods & Meats – 1.0%
5,688,691	BellRing Brands, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor (b)	6.00%	10/21/24	5,679,817
1,908,733	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor (b)	4.75%	07/07/24	1,912,321
				7,592,138
	Paper Packaging – 0.4%
3,217,023	Graham Packaging Company, L.P., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor (b)	4.50%	08/04/27	3,210,588
	Pharmaceuticals – 0.9%
6,007,878	Akorn, Inc., Loan, 1 Mo. LIBOR + 14.50%, 1.00% Floor (c)	15.50%	04/16/21	5,328,987
2,000,000	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 2.75%, 0.75% Floor (b)	3.50%	09/24/24	1,739,380
				7,068,367
	Restaurants – 0.9%
4,245,000	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor (b)	3.75%	02/05/25	4,082,629

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Restaurants (Continued)
$3,000,000	Portillo’s Holdings, LLC, Term Loan B-3, 2 Mo. LIBOR + 5.50%, 1.00% Floor (b)	6.50%	12/06/24	$2,831,250
				6,913,879
	Specialized Consumer Services – 4.7%
35,381,364	Asurion, LLC, Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor (b)	6.66%	08/04/25	35,434,436
	Systems Software – 3.3%
5,000,000	Applied Systems, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	09/19/24	4,973,850
6,000,000	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor (b)	8.00%	09/19/25	6,082,500
6,330,633	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor (b)	4.41%	10/02/25	6,206,679
5,846,842	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor (b)	4.50%	06/13/24	5,497,143
3,000,000	Riverbed Technology, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor (b)	4.25%	04/24/22	2,649,000
				25,409,172
	Total Senior Floating-Rate Loan Interests			326,271,362
	(Cost $324,176,446)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 15.5%
	Building Products – 3.8%
7,000,000	Cemex S.A.B. de C.V. (a)	7.75%	04/16/26	7,376,600
16,450,000	Cemex S.A.B. de C.V. (a)	7.38%	06/05/27	17,858,531
3,505,000	Cemex S.A.B. de C.V. (a)	5.45%	11/19/29	3,606,856
				28,841,987
	Cable & Satellite – 0.4%
3,000,000	Virgin Media Finance PLC (a) (b)	5.00%	07/15/30	3,093,975
	Environmental & Facilities Services – 0.1%
473,000	GFL Environmental, Inc. (a) (b)	3.75%	08/01/25	477,141
	Integrated Telecommunication Services – 0.4%
2,500,000	Altice France S.A. (a) (b)	7.38%	05/01/26	2,656,750
	Other Diversified Financial Services – 1.9%
4,777,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	5,202,518
9,800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	9,041,690
				14,244,208
	Pharmaceuticals – 8.8%
2,462,000	Bausch Health Cos., Inc. (a) (b)	5.50%	03/01/23	2,464,819
102,000	Bausch Health Cos., Inc. (a) (b)	5.88%	05/15/23	101,825
5,600,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	5,766,600
3,000,000	Bausch Health Cos., Inc. (a) (b)	5.00%	01/30/28	2,966,250
8,150,000	Bausch Health Cos., Inc. (a) (b)	7.25%	05/30/29	8,958,358
7,500,000	Bausch Health Cos., Inc. (a) (b)	5.25%	01/30/30	7,463,325
1,650,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	5.88%	10/15/24	1,660,139
17,584,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (a) (b)	9.50%	07/31/27	19,067,650

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$18,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (a) (b)	10.00%	04/15/25	$18,900,000
				67,348,966
	Research & Consulting Services – 0.1%
977,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a) (b)	5.00%	02/01/25	998,982
	Total Foreign Corporate Bonds and Notes			117,662,009
	(Cost $112,079,530)

Shares	Description	Value
MONEY MARKET FUNDS – 3.1%
23,845,166	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b) (f)	23,845,166
	(Cost $23,845,166)
	Total Investments – 137.1%	1,045,017,203
	(Cost $1,021,976,242) (g)
	Outstanding Loan – (31.5)%	(240,000,000)
	Net Other Assets and Liabilities – (5.6)%	(42,582,126)
	Net Assets – 100.0%	$762,435,077

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2020, securities noted as such amounted to $594,399,121 or 78.0% of net assets.
(b)	All or a portion of this security serves as collateral on the outstanding loan.
(c)	This issuer has filed for protection in bankruptcy court.
(d)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)	Rate shown reflects yield as of August 31, 2020.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,633,392 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,592,431. The net unrealized appreciation was $23,040,961.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust High Yield Opportunities 2027 Term Fund (FTHY)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$ 577,238,666	$ —	$ 577,238,666	$ —
Senior Floating-Rate Loan Interests*	326,271,362	—	326,271,362	—
Foreign Corporate Bonds and Notes*	117,662,009	—	117,662,009	—
Money Market Funds	23,845,166	23,845,166	—	—
Total Investments	$ 1,045,017,203	$ 23,845,166	$ 1,021,172,037	$—

*	See Portfolio of Investments for industry breakout.